Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income tax disclosure [Abstract]
Schedule of Income Before Income Taxes

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the fiscal years ended June 30, 2025, 2024 and 2023 as follows:

	2025	2024	2023
Income before taxes	$1,308,714	$841,301	$(241,286)
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$196,322	138,499	—
Tax effect of non-deductible expenses	4,059	(2,762)	31,813
Tax effect of R&D expense deduction	(200,381)	(135,737)	—
Income tax (refund) expenses	$—	$—	$31,813

Schedule of Income Taxes Continuing Operations

Income taxes for the fiscal years ended June 30, 2025 and 2024 are attributed to the Company’s continuing operations in China and consisted of:

	2025	2024	2023
Current income tax	$—	$—	$36,260
Deferred income tax	—	—	(4,447)
Total income tax (refund) expense	$—	$—	$31,813

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of June 30, 2025 and 2024 are presented below:

	As of June 30,
	2025	2024	2023
Deferred tax assets:
Bad debts and impairment provisions	80,714	79,563	79,738
Safety production funds	395,569	389,930	390,785
Total	$476,283	$469,493	$470,523